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Form 24F-2
Annual Notice of Securities Sold Pursuant to Rule 24F-2
December 31, 2001

1.  Name and address of issuer:
         Security Equity Separate Account 27
         Area 10
         Madison Avenue
         New York, NY  10010

2.  Name of each series or class of funds for which this notice is filed:

         AIM V.I. Growth and Income
         AIM V.I. Capital Appreciation
         AIM V.I. New Technology
         AIM V.I. International Equity

3.  Investment Company Act File Number:
         811-8892
     Securities Act File Number
         33-87144
4.  Last day of fiscal year for which this notice is filed:
         12/31/01

5.  Calculation of registration fee:
         (i)   Aggregate sale price of securities sold during fiscal year
                 55

         (ii)  Aggregate price of securities redeemed or repurchased
                 248755

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission
                 378194

         (iv)  Total available redemption credits (add Items 5(ii)&(iii)
                 626949

         (v) Net sales (if item 5(i) is greater than item 5(iv) subtract item 5(iv) from item 5(i)
                 N/A

         (vi)  Redemption credits available for use in future years (if item 5(i) is less than item 5(iv) subtract item 5(iv) from item 5(i)
                 (626894)

         (vii) Multiplier for determining registration fee
                 .000092

         (viii)Registration fee due (multiply item 5(v) by item 5(vii)
                 N/A

6.  Prepaid Shares:
         N/A

7. Interest due - if this form is being filed more than 90 days after the end of the issuer's fiscal year:
         N/A

8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7:
         N/A

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
         N/A